Intangible Assets, Net - Summary of Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	Feb. 28, 2021 CNY (¥)	Feb. 28, 2021 USD ($)	Feb. 29, 2020 CNY (¥)
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 47,634	$ 7,359	¥ 47,332
Less: accumulated amortization	9,712	1,500	7,763
accumulated impairment losses	30,804	4,759	30,804
Intangible assets, net	7,118	1,100	8,765
Trade Name
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	37,400	5,778	37,400
Student Base and Customer Relationship
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	7,940	1,227	7,940
School Cooperation Agreements
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	1,000	154	1,000
Non-compete Agreement
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	670	104	670
Purchased Software
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	322	50	¥ 322
License
Finite Lived Intangible Assets [Line Items]
Intangible assets, gross	¥ 302	$ 46